Significant accounting policies - Revenue recognition (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disaggregation of Revenue [Line Items]
Contract asset	¥ 0
Revenue, Remaining Performance Obligation, Optional Exemption, Performance Obligation [true false]	true
Payment terms (in days)	60 days
Revenue, Practical Expedient, Financing Component [true false]	true
Revenue, Practical Expedient, Incremental Cost of Obtaining Contract [true false]	true
Sales to thirdparty ecommerce platform distributors(a)
Disaggregation of Revenue [Line Items]
Sales allowances for sales returns and rebates	¥ 0	¥ 0
Sales to end users through thirdparty ecommerce platforms(a)
Disaggregation of Revenue [Line Items]
Sales allowances for sales returns and rebates	¥ 0
Period for customer's right to return products after receipt of products	7 days